Troubled Debt Restructurings Loan Count By Type Of Modification (Detail)	12 Months Ended
Dec. 31, 2011 loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	4,239
Extension of Maturity Date	1,328
Combination Interest Rate Reduction Maturity Date Extension	643
Other Modifications	1,558
Commercial real estate
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	55
Extension of Maturity Date	23
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	2
Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	95
Extension of Maturity Date	48
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	1
Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	4
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	5
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	466
Extension of Maturity Date	1,037
Combination Interest Rate Reduction Maturity Date Extension	632
Other Modifications	303
Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	162
Combination Interest Rate Reduction Maturity Date Extension	3
Other Modifications	0
Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1,404
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	1,247
Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	2,169
Extension of Maturity Date	55
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	3
Combination Interest Rate Reduction Maturity Date Extension	5
Other Modifications	0
Others
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	46
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	3
Other Modifications	0
PUERTO RICO
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	4,221
Extension of Maturity Date	1,322
Combination Interest Rate Reduction Maturity Date Extension	292
Other Modifications	1,547
PUERTO RICO | Commercial real estate
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	55
Extension of Maturity Date	23
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
PUERTO RICO | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	95
Extension of Maturity Date	47
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
PUERTO RICO | Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	4
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
PUERTO RICO | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	448
Extension of Maturity Date	1,032
Combination Interest Rate Reduction Maturity Date Extension	284
Other Modifications	300
PUERTO RICO | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	162
Combination Interest Rate Reduction Maturity Date Extension	3
Other Modifications	0
PUERTO RICO | Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1,404
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	1,247
PUERTO RICO | Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
PUERTO RICO | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	2,169
Extension of Maturity Date	55
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
PUERTO RICO | Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	3
Combination Interest Rate Reduction Maturity Date Extension	5
Other Modifications	0
PUERTO RICO | Others
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	46
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
UNITED STATES
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	18
Extension of Maturity Date	6
Combination Interest Rate Reduction Maturity Date Extension	351
Other Modifications	11
UNITED STATES | Commercial real estate
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	2
UNITED STATES | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	1
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	1
UNITED STATES | Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	5
UNITED STATES | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	18
Extension of Maturity Date	5
Combination Interest Rate Reduction Maturity Date Extension	348
Other Modifications	3
UNITED STATES | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
UNITED STATES | Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
UNITED STATES | Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
UNITED STATES | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
UNITED STATES | Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
UNITED STATES | Others
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	3
Other Modifications	0